Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value through Other Comprehensive Income
10.	Financial Assets at Fair Value through Other Comprehensive Income

(1)	Changes in financial assets at fair value through other comprehensive income for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	￦	300,057	430	—	(15,433)	—	285,054
Unlisted		202,243	9,550	(5,332)	5,445	856	212,762

		502,300	9,980	(5,332)	(9,988)	856	497,816

Debt securities
Corporate bond		529	4,080	—	18	—	4,627

		502,829	14,060	(5,332)	(9,970)	856	502,443

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		502,829	14,060	(5,332)	(9,970)	856	502,443

		2024
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	￦	285,054	—	(170)	73,891	1,321	360,096
Unlisted		212,762	4,000	—	88,256	4,691	309,709

		497,816	4,000	(170)	162,147	6,012	669,805

Debt securities
Corporate bond		4,627	—	—	418	—	5,045

		502,443	4,000	(170)	162,565	6,012	674,850

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		502,443	4,000	(170)	162,565	6,012	674,850

(2)	Financial assets at fair value through other comprehensive income as of December 31, 2023 and 2024 are as follows:

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	55,356	55,356
KG Mobility Co., Ltd. (formerly, Ssangyong Motor Co., Ltd.)	12,205	0.01%		428	106	106
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	46	0.00%		15	—	—
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	43	43
PAN Ocean Co., Ltd.	1,492	0.00%		14	6	6
STX Heavy Industries Co., Ltd.	68,874	0.24%		537	806	806
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	95,505	95,505
Denison Mines Corp.	58,284,000	6.54%		84,134	131,790	131,790
Fission Uranium Corp.	100,000	0.01%		41	105	105
SangSangin Industry Co., Ltd.	1,457	0.01%		38	3	3
Vitzrosys Co., Ltd.	399	0.00%		2	—	—
EMnI Co., Ltd.	628	0.00%		25	1	1
Vissem electronics, Co., Ltd.	301	0.00%		11	1	1
KC Industry Co., Ltd.	139	0.00%		6	—	—
Aone Alform Co., Ltd.	2,672	0.04%		19	4	4
Ihsung CNI Co., Ltd.	142,860	4.81%		1,500	1,327	1,327
BDI Co., Ltd. (*3)	6,390,478	32.54%		—	—	—

				325,220	285,054	285,054

Unlisted (*1)
Hwan Young Steel Co., Ltd.	10,916	0.14%	￦	1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		4	4	4
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
Newasia Co., Ltd. (formerly, AJS Co., Ltd.)	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	30	30
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		110	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Biwang Industry Co., Ltd.	406	0.04%	￦	2	2	2
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		148	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd.	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	1	1
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Sevenvalley JC (formerly, CJ Paradise Co., Ltd.)	24	0.02%		12	12	12
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co., Ltd.	47	0.21%		2	2	2

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%	￦	6	—	—
Samdo Industry Electric Co.,Ltd.	48	0.02%		1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co.,Ltd.	555	0.80%		3	3	3
Sewon Bus Co.,Ltd.	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
Set Holding (*2)	1,100,220	2.50%		229,255	165,923	165,923
Choheung packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Shinseung Chemical Indust r y Co., Ltd.	5	0.01%		60	—	—
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	34	34
Wongwang Door Corp.	575	1.00%		29	29	29
Mansu Co.,Ltd.	344	0.25%		15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sungchang Tech Co., Ltd.	159	0.31%		19	19	19
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	2	2
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Caffe Bene Co.,Ltd.	1,908	0.03%	￦	9	9	9
Jinhung Packaging Co., Ltd.	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Daeji Product Co., Ltd.	15	0.05%		1	—	—
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ewon materials Co., Ltd. (formerly, Shinwoo Toptech Co., Ltd.)	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plus Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
S.I.T. Co., Ltd .	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3
Headone Co.,Ltd.	69	0.12%		7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Han Mi Flexible Co., Ltd.	143	0.20%		43	43	43
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8
Buyoung Panji Co., Ltd.	478	0.44%		12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Steellife Co., Ltd.	85	0.06%	￦	4	4	4
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co., Ltd.	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		1	1	1
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
Newko Co., Ltd.	331	0.06%		10	10	10
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		1	1	1
Coco Food Co., Ltd.	648	1.24%		33	33	33
Woori Industry Co., Ltd.	102	1.05%		21	21	21
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Getron Co., Ltd.	7,259	0.20%		37	4	4
Jungmun Co., Ltd.	19	0.26%		2	2	2
JM Tech Co., Ltd.	403	0.67%		82	10	10
SGC Energy Co., Ltd.	580,000	5.00%		2,900	6,249	6,249
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd.	127,660	4.30%		1,500	1,937	1,937
H Robotics Co., Ltd.	903,601	8.05%		4,000	5,639	5,639
Good Tcells Co., Ltd.	11,364	0.33%		500	399	399
IPS Bio Co., Ltd.	1,975	3.13%		1,000	897	897
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000
Choigang-gujo Co., Ltd.	61	0.45%		6	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
JFC Co., Ltd.	16	0.01%		2	2	2
Hyundai Tech Co., Ltd.	28	0.69%		10	10	10
Daeil Co., Ltd.	301	0.42%		15	2	2

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Daehyeon Recycle Co., Ltd.	59	0.61%	￦	12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1
SungJin Tech Co., Ltd.	803	1.20%		24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	1	1
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15
Vornech Co., Ltd.	431	0.37%		11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		3	3	3
Irefarm Co., Ltd.	45	0.30%		3	3	3
Haenarae Agricultural Corp.	15	0.03%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2
LBK Co., Ltd.	8	0.05%		1	1	1
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
SIMA Co., Ltd.	29	0.05%		3	3	3
Jingkang Resources Co., Ltd.	90	1.57%		13	13	13
Eslin Co., Ltd.	39	0.14%		8	8	8
CIC Tech Co., Ltd.	96	0.54%		10	10	10
Orano Expansion	5,742,405	4.72%		—	—	—
Fourever Co., Ltd.	44	0.10%		4	4	4
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Daeshin ECM Co., Ltd.	182	0.30%		9	9	9
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	45	0.01%		2	4	4
DH trading Co., Ltd.	891	0.04%		178	—	—
Sangsin Co., Ltd.	29	0.09%		15	15	15
Steel focus Co., Ltd.	154	0.20%		4	4	4
Kamada Korea Co., Ltd.	437	0.33%		22	22	22
Fosys Co., Ltd.	19	0.08%		4	4	4

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
GB precision Co., Ltd.	137	0.57%	￦	1	1	1
Ewon Art Co., Ltd.	185	0.61%		9	9	9
DI Tech Co., Ltd.	3	0.00%		—	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Chaegim Environment Development Co., Ltd.	158	0.01%		3	3	3
Daesung Stain Co., Ltd.	32	0.32%		2	2	2
YSM Co., Ltd.	281	2.07%		14	14	14
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	—	—
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
Loft Garden Co., Ltd.	1	0.04%		—	—	—
Handon Co., Ltd.	74	0.25%		11	11	11
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Dyntex Korea Co., Ltd.	75	0.28%		15	15	15
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
Hae-sung Metal Co., Ltd.	159	0.17%		3	3	3
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3
Michang Cable Co., Ltd.	1,096	0.13%		16	16	16
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	1	1
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38
Sangjin Co., Ltd.	428	0.35%		21	21	21
Topis Co., Ltd.	246	0.71%		14	14	14
Iksan-guwon Co., Ltd.	563	0.00%		11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4
MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Common Computer Co., Ltd.	3,856	1.64%		1,000	1,154	1,154
Fine Powerex Co., Ltd.	72,633	4.58%		1,500	1,772	1,772
Eunsung Industrial Co., Ltd.	3	0.03%		1	1	1
KPE Co., Ltd.	51	0.19%		13	13	13
Dongbangfarms Co., Ltd.	904	0.55%		41	5	5

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Sungdo Pack Co., Ltd.	15	0.06%	￦	1	1	1
Coffeenie Co., Ltd.	2	0.00%		1	1	1
Medi Pharma Plan Co., Ltd.	1,075	0.26%		108	8	8
Woori Ascon Co., Ltd.	25	0.34%		10	10	10
Dong Shin Hydraulies Co., Ltd.	9,460	0.14%		47	47	47
Cheonwoo E.P.S Co., Ltd.	371	1.10%		19	19	19
Koa Tech Co., Ltd.	1,244	0.77%		12	12	12
SKE Cable Co., Ltd.	120	0.08%		6	6	6
Hi Korea Co., Ltd.	1,845	1.94%		185	185	185
Daeheung Engineering Co., Ltd.	65	0.01%		1	1	1
Etapol Co., Ltd.	1,361	0.54%		41	41	41
Yoongwon Korea Co., Ltd. (formerly, Yoongwon International Co., Ltd.)	157	1.47%		31	31	31
Avoh Ceramic&Bath Co., Ltd.	173	0.14%		3	3	3
Dongyang R.P.F. Industrial Co., Ltd.	59	0.03%		2	2	2
Yuil Engineering Co., Ltd.	14	0.03%		1	1	1
Taesan Co., Ltd.	146	0.69%		35	35	35
Seokjin E&T Co., Ltd.	81	0.06%		8	8	8
Agencore Co., Ltd.	175,779	8.32%		2,200	2,200	2,200
SamHong Machinery. EMC Co., Ltd.	476,192	8.98%		5,000	5,000	5,000
Thermo Tec Co., Ltd.	446	0.03%		4	4	4
DaeYang Hydro Co., Ltd.	6	0.02%		1	1	1
SangMoo Steel Co., Ltd.	24	0.04%		2	2	2
Jungin Distribution Co., Ltd.	17	0.00%		3	3	3
TheSun Co., Ltd.	77	0.06%		1	1	1
Daewoong and Technology Co., Ltd.	423	1.14%		42	42	42
ChoungHwa Precise Co., Ltd.	428	0.08%		43	4	4
Snopa Co., Ltd.	458	0.01%		5	5	5
Aloha Factory Co., Ltd.	2,970	3.70%		1,000	739	739
Dailyshot Co., Ltd.	1,695	1.85%		1,001	1,001	1,001
Samhyup Co., Ltd.	376	0.91%		38	38	38
Gogang Aluminum Co., Ltd.	828	1.52%		41	41	41
Taekwang Paper Board Co., Ltd.	133	0.49%		23	23	23
NY Tech Co., Ltd.	33	0.15%		2	2	2
Dongbang Metal Co., Ltd.	1,985	0.32%		20	20	20
Samwang Co., Ltd.	170	0.25%		17	17	17
Yurim CNF Co., Ltd.	15	0.23%		2	2	2
Guseul Co., Ltd.	89	0.23%		9	9	9
Gaone International Co., Ltd.	54	0.29%		14	14	14
Dongyang Pratech Co., Ltd.	265	1.21%		29	29	29
Samjin Placo Co., Ltd.	661	0.52%		33	33	33
MS Steel Industrial Co., Ltd.	167	0.40%		8	8	8
STS Global Co., Ltd.	9	0.04%		1	1	1
Y Tech Co., Ltd.	855	0.65%		34	34	34
J&J Tech Co.	14	0.22%		1	1	1
Shield Board Co., Ltd.	165	0.15%		3	3	3
SFC International Co., Ltd.	11	0.01%		1	1	1
Hana ITM Inc.	8,443	0.70%		84	84	84

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Jeuvis Co., Ltd.	191	0.30%	￦	2	2	2
JBM Co., Ltd.	662	0.34%		20	20	20
Jungwoo Metal Solution Co., Ltd.	27	0.08%		2	2	2
MS Precision Co., Ltd.	220	0.16%		22	22	22
YM Tech Co., Ltd.	2	0.01%		1	1	1
C&C ENG Co., Ltd.	439	1.59%		22	22	22
Daejoo E&G Co., Ltd.	133	0.00%		27	27	27
Taeyoung Precision Co., Ltd.	31	0.22%		1	1	1
Shin Heung Precision Co., Ltd.	93	4.63%		4	4	4
TaeGwang P&C Co., Ltd.	530	0.90%		13	13	13
KyeongGwang Tech Co., Ltd.	244	1.04%		7	7	7
Altron Jeonju Co., Ltd.	34,846	1.34%		697	5	5
SKD Korea Co., Ltd.	40	0.28%		20	20	20
Moohan Enterprise Co., Ltd.	63	0.12%		3	3	3
Value Invest Korea Co., Ltd.	8	0.00%		2	2	2
Beomju Co., Ltd.	1,037	0.60%		42	42	42
C&A Industries Co., Ltd.	42,062	0.26%		21	21	21
Vehicle System Co., Ltd.	225	0.19%		23	23	23
CH Solution Co., Ltd.	1,456	0.16%		4	4	4
HNT Co., Ltd.	8,567	0.09%		9	9	9
Sunquen Co., Ltd.	4	0.01%		—	—	—
Hapdong Co., Ltd.	7,096	1.08%		106	106	106
Shabath Co., Ltd.	48	0.04%		6	6	6
Woori Elec Co., Ltd.	102	0.17%		5	5	5
Dong-Yang Special Casting Co., Ltd.	1,027	0.41%		21	21	21
DYC Co., Ltd.	638	1.73%		96	96	96
Haegang Industry Co., Ltd.	1,687	1.13%		25	25	25
Daone Co., Ltd.	860	0.23%		9	9	9
Yeowoon Co., Ltd.	3	0.00%		—	—	—
Evertrue Co., Ltd.	15	0.00%		—	—	—
Black Materials Co., Ltd.	37,038	8.31%		500	500	500
K Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Seohan Food Co., Ltd.	83	0.19%		2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
RMK Co., Ltd.	63	0.90%		22	22	22
Shinjin International Corporation Co., Ltd.	4	0.01%		1	1	1
Asan Wood	6,391	1.03%		64	64	64
Seil Textile Co., Ltd.	16	0.15%		3	3	3
JSL Co., Ltd.	51	0.49%		3	3	3
3i Powergen Inc.	—	15.00%		1,482	—	—
PT. Kedap Sayaaq	671	10.00%		18,540	—	—
Mediquitous Co., Ltd.	5,080	0.64%		1,250	1,250	1,250
Monit Co., Ltd.	166,667	14.29%		1,000	1,000	1,000
Enersys Co., Ltd.	9,763	19.62%		2,050	2,050	2,050
Kalman Co., Ltd.	23,172	10.02%		1,000	1,000	1,000
HiMet Corporation Co., Ltd.	1,754,386	13.93%		5,000	5,000	5,000
Wonil Image Maker Inc.	16	0.04%		—	—	—
Ohbaksa.com Co., Ltd.	52	0.23%		3	3	3
Hanyang Electric Co., Ltd.	918	3.27%		92	92	92

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Geumchang Synthetic Fiber Co., Ltd.	119	1.02%	￦	12	12	12
Sung Min Fishery Co., Ltd.	371	0.09%		4	4	4
Dreamfact Co., Ltd.	77	0.10%		3	3	3
Donyworld Co., Ltd.	125	0.68%		10	10	10
Dongsuh Companies Inc.	18	0.23%		2	2	2
Dondodam Co., Ltd.	262	0.34%		13	13	13
Vision Food Co., Ltd.	1,732	1.00%		86	86	86
Aone Metal Co., Ltd.	156	0.89%		16	16	16
Ecoplus Co., Ltd.	2,786	0.91%		3	3	3
Libechen Co., Ltd.	151	0.13%		8	8	8
Hongin Co., Ltd.	18	0.03%		5	5	5
Bolim Co., Ltd.	37	0.10%		5	5	5
Neo Life Co., Ltd.	19	0.04%		—	—	—
Daehong Industry Co., Ltd.	1,152	1.01%		85	85	85
T-Eng Co., Ltd.	123	1.05%		25	25	25
Badanuri	8	0.10%		2	2	2
Daeyoung Co., Ltd.	178	0.56%		63	63	63
Ki Soo Precision Co., Ltd.	325	0.44%		98	98	98
DNGV	5,516	0.14%		11	11	11
BJ Korea	446	0.81%		40	40	40
R&S Co., Ltd.	291	0.61%		4	4	4
Daekyoung Co., Ltd.	85	0.66%		17	17	17
Gunsan Bio Energy Co., Ltd. (*4)	200,000	18.87%		1,000	—	—

				295,627	212,762	212,762

Debt securities (*1)
Aron Flying Ship Co., Ltd.	—	—	￦	491	547	547
Ino Platech Co., Ltd.	—	—		1,080	1,080	1,080
Daebon Tech Co., Ltd.	—	—		3,000	3,000	3,000

				4,571	4,627	4,627

			￦	625,418	502,443	502,443

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2023.

(*3)
The shares were acquired through a debt-to-equity conversion during the year ended December 31, 2023, in accordance with the corporate rehabilitation procedures of BDI Co., Ltd. Since the Company has no capacity to exercise significant influence until the rehabilitation procedures are complete, the Company has classified the investment as financial assets measured at fair value through other comprehensive income.

(*4)
The investee declared bankruptcy during the year ended December 31, 2023. The Company has no capacity to exercise significant influence on the investee due to the receivership of the investee by a trustee in bankruptcy, so the investment was reclassified as financial assets measured at fair value through other comprehensive income.

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	93,733	93,733
KG Mobility Co., Ltd.	12,205	0.01%		428	46	46
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	46	0.00%		15	—	—
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	34	34
PAN Ocean Co., Ltd.	1,492	0.00%		14	5	5
HD Hyundai Marine Engine Co., Ltd. (formerly, STX Heavy Industries Co., Ltd.)	61,455	0.22%		430	1,503	1,503
Codes Combine Co., Ltd.	291	0.00%		1	—	—
PT Almatri Resources Indonesia (formerly, PT Adaro Energy Tbk.)	480,000,000	1.60%		65,028	106,259	106,259
Denison Mines Corp.	58,284,000	7.46%		84,134	155,766	155,766
Paladin Energy (formerly, Fission Uranium Corp.	100,000	0.01%		41	74	74
KS Industry Co., Ltd (formerly, SangSangin Industry Co., Ltd.)	1,457	0.01%		38	3	3
Vitzrosys Co., Ltd.	399	0.00%		2	—	—
EMnI Co., Ltd.	628	0.00%		25	1	1
Vissem electronics, Co., Ltd.	301	0.00%		11	1	1
KC Industry Co., Ltd.	139	0.00%		6	—	—
Aone Alform Co., Ltd.	2,672	0.04%		19	3	3
Ihsung CNI Co., Ltd.	142,860	4.43%		1,500	1,314	1,314
Kodaco Co., Ltd.	131,698	0.85%		1,317	1,354	1,354

				326,430	360,096	360,096

Unlisted (*1)
Set Holding (*2)	1,100,220	2.50%	￦	229,255	258,974	258,974
SGC Greenpower Co., Ltd.	580,000	5.00%		2,900	5,570	5,570
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd. (Unlisted)	127,660	3.96%		1,500	2,160	2,160
H Robotics Co., Ltd.	903,601	7.05%		4,000	331	331
Good Tcells Co., Ltd.	11,364	0.33%		500	571	571
IPS Bio Co., Ltd.	1,975	3.13%		1,000	896	896
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000
Orano Expansion	5,742,405	4.72%		—	—	—
Common Computer Co., Ltd.	3,856	1.64%		1,000	1,189	1,189
Fine Powerex Co., Ltd.	72,633	4.58%		1,500	1,610	1,610
Agencore Co., Ltd.	175,779	8.08%		2,200	2,514	2,514
SamHong Machinery Co., Ltd.	617,535	11.06%		7,000	8,318	8,318
Aloha Factory Co., Ltd.	2,970	3.70%		1,000	552	552
Dailyshot Co., Ltd.	1,695	1.85%		1,001	1,250	1,250
Mediquitous Co., Ltd.	5,080	0.58%		1,250	1,442	1,442
Black Materials Co., Ltd.	37,038	8.31%		500	500	500
Monit Co., Ltd.	166,667	7.14%		1,000	1,000	1,000
3i Powergen Inc.	—	15.00%		1,482	—	—
Enersys Co., Ltd.	9,763	19.62%		2,050	2,050	2,050
Kalman Co., Ltd.	23,172	9.54%		1,000	1,000	1,000
Himet Co., Ltd.	1,754,386	13.93%		5,000	5,000	5,000
PT. Kedap Sayaaq	671	10.00%		18,540	—	—

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Joongang Platec Co., Ltd.	3,591	0.75%	￦	72	35	35
Pioneer Gas Power Limited (*5)	123,200,010	38.50%		49,831	—	—
Bobaek C&S Co., Ltd.	13,246	0.87%		2,000	2,000	2,000
BDI Co., Ltd. (*3,4)	6,390,478	32.50%		—	—	—
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Pyungsan SI Co., Ltd.	434	0.01%		4	4	4
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
Newasia Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	30	30
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		110	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Biwang Industry Co., Ltd.	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		27	27	27
Yuil Industrial Electronics Co., Ltd.	804	0.32%		16	16	16
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	23	23
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		147	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	6	6
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
L&K Industry Co., Ltd.	1,615	0.60%	￦	24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd.	105	0.09%		23	23	23
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		135	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	1	1
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Sevenvalley JC	24	0.02%		12	12	12
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—
Ptotronics Co., Ltd.	843	0.42%		84	6	6
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co., Ltd.	47	0.21%		2	2	2
Samdo Industry Electric Co.,Ltd.	48	0.02%		—	—	—
Shinsei Trading Co., Ltd.	64	0.72%		5	5	5
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co.,Ltd.	555	0.80%		3	3	3
Sewon Bus Co.,Ltd.	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
Choheung packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		12	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Kyung Pyo Industry Co., Ltd.	186	0.76%	￦	19	19	19
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Shinseung Chemical Indust r y Co., Ltd.	5	0.01%		60	—	—
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		20	20	20
Miretech Co., Ltd.	9,111	0.27%		18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		16	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	34	34
Wongwang Door Corp.	575	1.00%		29	29	29
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sungchang Tech Co., Ltd.	159	0.31%		10	19	19
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	2	2
Caffe Bene Co.,Ltd.	1,908	0.03%		9	9	9
Jinhung Packaging Co., Ltd.	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Daeji Product Co., Ltd.	15	0.05%		1	—	—
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ewon materials Co., Ltd.	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
S.I.T. Co.,Ltd .	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3
Headone Co.,Ltd.	69	0.12%		7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Han Mi Flexible Co., Ltd.	143	0.20%		43	43	43
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
Dae Myung Co., Ltd.	114	0.08%		3	3	3

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Young San Heavy Industries Co., Ltd.	74	0.11%	￦	7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8
Buyoung Panji Co., Ltd.	478	0.44%		12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co., Ltd.	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		—	—	—
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
Newko Co., Ltd.	331	0.06%		10	10	10
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		—	—	—
Coco Food Co., Ltd.	648	1.24%		32	32	32
Woori Industry Co., Ltd.	102	1.05%		20	20	20

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%	￦	4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Getron Co., Ltd.	7,259	0.20%		36	4	4
Jungmun Co., Ltd.	19	0.26%		2	2	2
JM Tech Co., Ltd.	403	0.67%		81	10	10
Choigang-gujo Co., Ltd.	61	0.45%		6	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
JFC Co., Ltd.	16	0.01%		2	2	2
Hyundai Tech Co., Ltd.	28	0.69%		10	10	10
Daeil Co., Ltd.	301	0.42%		15	2	2
Daehyeon Recycle Co., Ltd.	59	0.61%		12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1
SungJin Tech Co., Ltd.	803	1.20%		24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	2	2
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15
Vornech Co., Ltd.	431	0.37%		11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		4	4	4
Irefarm Co., Ltd.	45	0.30%		3	3	3
Haenarae Agricultural Corp.	15	0.03%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2
LBK Co., Ltd.	8	0.05%		2	2	2
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
SIMA Co., Ltd.	29	0.05%		3	3	3
Jingkang Resources Co., Ltd.	90	1.57%		13	13	13

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
CIC Tech Co., Ltd.	96	0.54%	￦	10	10	10
Fourever Co., Ltd.	44	0.10%		4	4	4
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Daeshin ECM Co., Ltd.	182	0.30%		9	9	9
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	45	0.01%		2	4	4
DH trading Co., Ltd.	891	0.04%		178	—	—
Sangsin Co., Ltd.	29	0.09%		16	16	16
Steel focus Co., Ltd.	154	0.20%		5	5	5
Kamada Korea Co., Ltd.	437	0.33%		23	23	23
Fosys Co., Ltd.	19	0.08%		4	4	4
GB precision Co., Ltd.	137	0.57%		1	1	1
Ewon Art Co., Ltd.	185	0.61%		9	9	9
DI Tech Co., Ltd.	3	0.00%		1	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Chaegim Environment Development Co., Ltd.	158	0.01%		4	3	3
Daesung Stain Co., Ltd.	32	0.32%		2	1	1
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	1	1
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
Loft Garden Co., Ltd.	1	0.04%		—	—	—
Handon Co., Ltd.	74	0.25%		11	11	11
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Dyntex Korea Co., Ltd.	75	0.28%		15	15	15
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3
Michang Cable Co., Ltd.	1,096	0.13%		16	16	16
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	—	—
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38
Sangjin Co., Ltd.	428	0.35%		21	21	21
Iksan-guwon Co., Ltd.	563	0.00%		11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4
MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
HNT Co., Ltd.	172	0.00%	￦	9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Eunsung Industrial Co., Ltd.	3	0.03%		—	—	—
KPE Co., Ltd.	51	0.19%		13	13	13
Dongbangfarms Co., Ltd.	904	0.55%		40	4	4
Altron Jeonju Co., Ltd.	34,846	1.34%		697	5	5
K Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Shinjin International Corporation Co., Ltd.	4	0.01%		1	1	1
RMK Co., Ltd.	63	0.90%		22	22	22
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
Seokjin E&T Co., Ltd.	81	0.06%		8	8	8
Seohan Food Co., Ltd.	83	0.19%		2	2	2
JSL Co., Ltd.	51	0.49%		3	3	3
Seil Textile Co., Ltd.	16	0.15%		3	3	3
Sungdo Pack Co., Ltd.	15	0.06%		1	1	1
Coffeenie Co., Ltd.	2	0.00%		—	—	—
Medi Pharma Plan Co., Ltd.	1,075	0.26%		108	7	7
Woori Ascon Co., Ltd.	25	0.34%		10	10	10
Cheonwoo E.P.S Co., Ltd.	371	1.10%		19	19	19
Koa Tech Co., Ltd.	1,244	0.77%		12	12	12
SKE Cable Co., Ltd.	120	0.08%		6	6	6
Hi Korea Co., Ltd.	1,845	1.94%		185	21	21
Daeheung Engineering Co., Ltd.	65	0.01%		1	1	1
Etapol Co., Ltd.	1,361	0.54%		41	41	41
Yoongwon Korea Co., Ltd.	157	1.47%		31	31	31
Avoh Ceramic&Bath Co., Ltd.	173	0.14%		3	3	3
Dongyang R.P.F. Industrial Co., Ltd.	59	0.03%		2	2	2
Yuil Engineering Co., Ltd.	14	0.03%		1	1	1
Taesan Co., Ltd.	146	0.69%		35	35	35
Thermo Tec Co., Ltd.	446	0.03%		4	4	4
DaeYang Hydro Co., Ltd.	6	0.02%		1	1	1
SangMoo Steel Co., Ltd.	24	0.04%		2	2	2
Jungin Distribution Co., Ltd.	17	0.00%		3	3	3
TheSun Co., Ltd.	77	0.06%		1	1	1
ChoungHwa Precise Co., Ltd.	428	0.08%		43	4	4
Snopa Co., Ltd.	458	0.01%		5	5	5
SKD Korea Co., Ltd.	40	0.28%		20	20	20
Samhyup Co., Ltd.	376	0.91%		38	38	38
Gogang Aluminum Co., Ltd.	828	1.52%		41	41	41
Taekwang Paper Board Co., Ltd.	133	0.49%		23	23	23
NY Tech Co., Ltd.	33	0.15%		2	2	2
Dongbang Metal Co., Ltd.	1,985	0.32%		20	20	20
Samwang Co., Ltd.	170	0.25%		17	17	17
Guseul Co., Ltd.	89	0.23%		9	9	9
Gaone International Co., Ltd.	54	0.29%		14	14	14
Dongyang Pratech Co., Ltd.	265	1.21%		29	29	29
Samjin Placo Co., Ltd.	661	0.52%		33	33	33

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
MS Steel Industrial Co., Ltd.	167	0.40%	￦	8	8	8
STS Global Co., Ltd.	9	0.04%		—	—	—
Y Tech Co., Ltd.	855	0.65%		34	34	34
J&J Tech Co.	14	0.22%		1	1	1
Shield Board Co., Ltd.	165	0.15%		3	3	3
SFC International Co., Ltd.	11	0.01%		1	1	1
Hana ITM Inc.	8,443	0.70%		84	84	84
Jeuvis Co., Ltd.	191	0.30%		2	2	2
JBM Co., Ltd.	662	0.34%		20	20	20
Jungwoo Metal Solution Co., Ltd.	27	0.08%		2	2	2
MS Precision Co., Ltd.	220	0.16%		22	22	22
YM Tech Co., Ltd.	2	0.01%		—	—	—
C&C ENG Co., Ltd.	439	1.59%		22	22	22
Daejoo E&G Co., Ltd.	133	0.00%		27	27	27
Taeyoung Precision Co., Ltd.	31	0.22%		—	—	—
Shin Heung Precision Co., Ltd.	93	4.63%		4	4	4
TaeGwang P&C Co., Ltd.	530	0.90%		13	13	13
KyeongGwang Tech Co., Ltd.	244	1.04%		7	7	7
Wonil Image Maker Inc.	16	0.04%		—	—	—
Vehicle System Co., Ltd.	225	0.19%		23	23	23
Moohan Enterprise Co., Ltd.	63	0.12%		3	3	3
C&A Industries Co., Ltd.	42,062	0.26%		21	21	21
CH Solution Co., Ltd.	1,456	0.16%		4	4	4
Value Invest Korea Co., Ltd.	8	0.00%		2	2	2
HNT Co., Ltd.	8,567	0.09%		9	9	9
Sunquen Co., Ltd.	4	0.01%		—	—	—
Shabath Co., Ltd.	48	0.04%		6	6	6
Woori Elec Co., Ltd.	102	0.17%		6	6	6
Dong-Yang Special Casting Co., Ltd.	1,027	0.41%		21	21	21
Haegang Industry Co., Ltd.	1,687	1.13%		25	25	25
Daone Co., Ltd.	860	0.23%		9	9	9
Yeowoon Co., Ltd.	3	0.00%		1	1	1
Evertrue Co., Ltd.	15	0.00%		—	1	1
Libechen Co., Ltd.	151	0.13%		8	8	8
Hongin Co., Ltd.	149	0.22%		45	45	45
Bolim Co., Ltd.	37	0.10%		5	5	5
Neo Life Co., Ltd.	19	0.04%		—	—	—
T-Eng Co., Ltd.	123	1.05%		25	25	25
Badanuri	8	0.10%		2	2	2
Ki Soo Precision Co., Ltd.	325	0.44%		98	27	27
DNGV	5,516	0.14%		11	11	11
BJ Korea	446	0.81%		40	40	40
R&S Co., Ltd.	291	0.61%		4	4	4
Daekyoung Co., Ltd.	85	0.66%		17	17	17
Dongyang Environment	141	0.38%		7	7	7
KEE Co., Ltd.	64	0.63%		13	13	13
Asia Platech Co., Ltd.	932	3.59%		47	47	47
HyoChang Industrial Co., Ltd	10,930	0.59%		5	5	5

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Semin Environmental Design Co., Ltd.	14	0.04%	￦	—	—	—
JungAng PNA Co., Ltd.	385	0.61%		8	8	8
CNEGS Co., Ltd.	80	0.07%		7	7	7
HaeDeuRim Co., Ltd.	70	0.41%		11	11	11
CMTI Co., Ltd.	65	0.15%		2	2	2
JMT Co., Ltd.	6,133	0.39%		15	15	15
SeJung Precision Industrial Co., Ltd.	141	0.43%		14	14	14
SGTech	30	0.66%		3	3	3
OhBakSaDatkeom Co., Ltd.	52	0.23%		3	3	3
GeumChangHwaseom Co., Ltd.	119	1.02%		12	12	12
SeongMinSusan Co., Ltd.	371	0.09%		4	4	4
DreamFact Co., Ltd.	77	0.10%		3	3	3
DonEWorld Co., Ltd.	125	0.68%		10	10	10
DongSuh Co., Ltd.	18	0.23%		2	2	2
Dondodam Co., Ltd.	262	0.34%		13	13	13
Vision Food Co., Ltd.	1,732	1.00%		87	87	87
A One Metal Co., Ltd.	156	0.89%		16	16	16
ECO Plus Co., Ltd.	2,786	0.91%		3	3	3
Seong An Synthetics Co., Ltd.	200,684	2.91%		2,007	2,007	2,007
DaeWoon Tech Co., Ltd.	106	0.26%		3	3	3
KoWEEO Co., Ltd.	38	0.05%		2	2	2
IK Co., Ltd.	14	0.06%		1	1	1
Eco Join Co., Ltd.	145	0.03%		2	2	2
Yuk Hwawon Co., Ltd.	567	0.25%		12	12	12
Yun Hwawon FND Co., Ltd.	496	0.84%		25	25	25
GoRyeoInSam Co., Ltd.	197	0.41%		30	30	30
HyeJin IND Co., Ltd.	77	0.26%		4	4	4
Cheongsong JungAng Aluminum Co., Ltd.	1,300	0.14%		20	20	20
Easy Tape Co., Ltd.	144	0.30%		14	14	14
Gyeonganaseukon	51	0.85%		10	10	10
Biseullo Co., Ltd.	11	0.03%		1	1	1
Cest Co., Ltd.	152	1.43%		76	76	76
MDT Co., Ltd.	57	0.30%		6	6	6
KDP Sieori Co., Ltd.	511	0.50%		6	6	6
KREMS Co., Ltd.	868	0.81%		347	347	347
Hanam Industrial Co., Ltd.	87	0.80%		13	13	13
R Light Co., Ltd.	437	0.41%		5	5	5
Daewon SNP Co., Ltd.	2,656	0.44%		93	93	93
Goryeo Filter Co.,Ltd.	31	0.07%		2	2	2
Daehan Special Metal Co., Ltd.	2,326	5.89%		931	931	931
Hungaforming Co., Ltd.	397	0.64%		20	20	20
HyeopJin PL Co., Ltd.	7,889	0.72%		39	39	39
Seun Co., Ltd.	61	0.69%		3	3	3
AOS Co., Ltd.	25	0.16%		1	1	1
SamHan Industrial Co., Ltd.	215	0.45%		3	3	3
YangJI EnterPrise Co., Ltd.	16	0.04%		3	3	3
GyungNam Metal Co., Ltd.	698	0.07%		17	17	17
Yoolim industrial Co., Ltd.	1,560	1.98%		234	234	234
Haemirae Co., Ltd.	57	0.25%		4	4	4

	2024
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
KROPC Co., Ltd.	1,297	1.19%	￦	26	26	26
Mirae Seesco Co. Ltd.	17	0.04%		2	2	2
SungMin Industrial Co., Ltd.	229	2.80%		34	34	34
Kunyang Co., Ltd.	44	0.12%		4	4	4
CAT Co., Ltd.	40	0.27%		3	3	3
JeongJin Nurimaru Co., Ltd.	218	1.08%		33	33	33
GeunHo Precision Co., Ltd.	1,770	0.98%		133	133	133
HwaIn Inemtek Co., Ltd.	327	0.60%		43	43	43
TS Steel Co., Ltd.	202	0.13%		20	20	20
SaeHan Food Co., Ltd.	23	0.40%		5	5	5
SamYeong Engineer Co., Ltd.	501	0.55%		10	10	10
GumYoung General Co., Ltd.	6,522	0.06%		13	13	13
SaeUm Global Co., Ltd.	207	0.06%		5	5	5
Work life balance Co., Ltd.	9	0.92%		1	1	1
YuJin Hightech Co., Ltd.	152	0.58%		15	15	15
GOC Co., Ltd.	4,415	0.16%		44	44	44
Fraijour Queen Co., Ltd.	73	0.56%		3	3	3
Wnt Co., Ltd.	57	0.19%		6	6	6
Tae Gwang Engineer Co., Ltd.	406	2.60%		41	41	41
GSB Co., Ltd.	370	1.03%		37	37	37
MCI Co., Ltd.	760	0.12%		23	23	23
Wonchang steel Co., Ltd.	66	0.16%		7	7	7
GukWon Construction Co., Ltd.	9	0.00%		—	—	—
Friend Co., Ltd.	2,745	0.46%		55	55	55
AppleLind Networks Co., Ltd.	2,417	0.12%		11	11	11
HSC Co., Ltd.	7,174	2.69%		36	36	36
ChangShin Plant Co., Ltd.	108	1.40%		22	22	22
PyeongKang Precision Co., Ltd.	3	0.01%		—	—	—
ShinSung Co., Ltd.	66	0.58%		13	13	13
DreamHightech Co., Ltd.	137	0.16%		7	7	7
WooHo Construction Co., Ltd.	35	0.02%		2	2	2

				352,191	309,709	309,709

Debt securities (*1)
Aron Flying Ship Co., Ltd.	—	—	￦	491	535	535
Ino Platech Co., Ltd.	—	—		1,080	1,194	1,194
Daebon Tech Co., Ltd.	—	—		3,000	3,316	3,316

				4,571	5,045	5,045

			￦	683,192	674,850	674,850

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2024.

(*3)
During the year ended December 31, 2023, the Company acquired additional shares in BDI Co., Ltd. through a debt-to-equity swap as part the entity’s corporate rehabilitation process. As the Company cannot hold significant influence over the entity until the completion of the corporate rehabilitation procedures, the Group has accounted for the investment in the entity as financial assets at fair value through other comprehensive income.

(*4)	During the year ended December 31, 2024, BDI Co., Ltd. was delisted as the Court dismissed the application for temporary injunction requiring the suspension of delisting decision and others.

(*5)
The entity is undergoing corporate rehabilitation procedures for the year ended December 31, 2024 and the Company cannot hold significant influence over the entity until the corporate rehabilitation procedures are completed. Therefore, investments in the entity were reclassified as financial assets at fair value through other comprehensive income.